Vanguard Short-Term Bond Index Fund

Supplement to the Prospectus Dated April 29, 2014

In the Investing With Vanguard section under the heading “Purchasing Shares,” the aggregate purchase amount for Vanguard Short-Term Bond Index Fund in the “Transaction Fees on Purchases” table is restated as follows:

Vanguard Fund	Transaction Fee	Aggregate Purchases
Total Bond Market Index Fund	0.25%	Over $500 million
Short-Term Bond Index Fund	0.15	Over $200 million
Intermediate-Term Bond Index Fund	0.25	Over $100 million
Long-Term Bond Index Fund	0.50	Over $100 million

© 2014 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS 84A 072014

Vanguard Short-Term Bond Index Fund

Supplement to the Prospectus for Signal® Shares Dated April 29, 2014

In the Investing With Vanguard section under the heading “Purchasing Shares,” the aggregate purchase amount for Vanguard Short-Term Bond Index Fund in the “Transaction Fees on Purchases” table is restated as follows:

Vanguard Fund	Transaction Fee	Aggregate Purchases
Total Bond Market Index Fund	0.25%	Over $500 million
Short-Term Bond Index Fund	0.15	Over $200 million
Intermediate-Term Bond Index Fund	0.25	Over $100 million

© 2014 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS 1351 072014

Vanguard Bond Index Funds

Supplement to the Statement of Additional Information Dated April 29, 2014

Important Changes to Vanguard Short-Term Bond Index Fund

In the Purchase and Redemption of Shares section under the heading “Purchase of Shares (Other than ETF Shares),” the aggregate purchase amount for Vanguard Short-Term Bond Index Fund in the table is restated as follows:

Vanguard Fund	Transaction Fee	Aggregate Purchases
Total Bond Market Index Fund	0.25%	Over $500 million
Short-Term Bond Index Fund	0.15	Over $200 million
Intermediate-Term Bond Index Fund	0.25	Over $100 million
Long-Term Bond Index Fund	0.50	Over $100 million

© 2014 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	SAI 84B 072014